Warrants Liabilities - Schedule of Carrying Value of the Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Value of the Warrants [Abstract]
Beginning balance	$ 538,827	$ 1,137,946
Recognized pursuant to the asset acquisition transaction		1,025,749
Change in fair value during the year	(173,859)	(1,624,868)	$ 575,224
Ending balance	$ 364,968	$ 538,827	$ 1,137,946